INVENTORIES - Roll-forward of estimated losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventories [Line Items]
Opening balance	R$ 97,934	R$ 95,053
Additions	150,133	83,705
Reversals	8,498	6,352
Write-offs	31,478	74,472
Closing balance	R$ 208,091	R$ 97,934